Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 357,729	$ 3,468	$ 253,507			$ 79,073
Prepaid expenses	6,833	50,229	96,892			125,625
Total current assets	364,562	53,697	350,399			204,698
Cash held in Trust Account	1,375,147	3,561,690	3,349,591			28,668,218
TOTAL ASSETS	1,739,709	3,615,387	3,699,990			28,872,916
CURRENT LIABILITIES
Accounts payable	213,625	143,440	79,886			142,093
Franchise tax payable	363,102	259,906	209,906			200,000
Income tax payable	515,293	479,279	479,279			529,505
Promissory note – related party			4,445,458			1,757,255
Due to affiliate	277,000	277,000	607,000			607,000
Convertible note - related party, net of debt discount	5,194,421	4,179,808
Excise tax liability	1,631,756	1,477,147	1,313,485			935,214
Total current liabilities	8,915,197	6,846,580	7,135,014			4,171,067
Warrant liabilities	28,500	4,275	2,736			1,881
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000			4,025,000
Total Liabilities	12,968,697	10,875,855	11,162,750			8,197,948
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Common stock subject to possible redemption, value	927,722	3,385,613	3,223,514			27,938,713
STOCKHOLDERS’ DEFICIT
Common stock, value	3,445	3,445	3,445			3,445
Additional paid-in capital (as restated)	990,399	778,748
Accumulated deficit (as restated)	(13,150,554)	(11,428,274)	(10,689,719)			(7,267,190)
Total Stockholders’ Deficit (as restated)	(12,156,710)	(10,646,081)	(10,686,274)	$ (9,257,978)	$ (8,094,816)	(7,263,745)
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	1,739,709	3,615,387	3,699,990			$ 28,872,916
Alps Life Science Inc [Member]
Non-Current Assets
Property, plant and equipment	2,268,861	2,378,025		2,783,326	2,591,861
Right-of-use assets	751,398	940,155		705,367	480,123
Intangible assets	679,785	728,313		935,826	837,803
Other investments	6,590,708
Investment in associates	23,730	1,596,176		1,762,570	1,506,644
Total Non-Current Assets	10,314,482	5,642,669		6,187,089	5,416,431
Current Asset
Inventories	550,277	556,215		553,248	364,137
Trade receivables	572,775	45,528		341,356	74,016
Other receivables, deposits and prepayments	463,325	295,015		309,308	234,873
Amount due from associates	111	18,435			2,145
Tax recoverable	275,833	256,843		168,892	148,864
Cash and bank balances	408,607	318,932		525,204	460,467
Cash on hand, representing total asset	2,270,928	1,490,968		1,898,008	1,284,502
Total Assets	12,585,410	7,133,637		8,085,097	6,700,933
Equity
Share capital	580	580		13,531,607	13,531,607
Share application money
Merger reserves/(deficit)	10,463,980	10,463,980		(3,067,047)	(3,067,047)
Accumulated losses	(12,463,510)	(11,165,239)		(9,822,608)	(8,651,666)
Fair value reserve	4,789,639
Foreign translation reserve	(156,458)	(187,881)		(107,363)	(245,711)
Equity Attributable to the Owners of the Company	2,634,231	(888,560)		534,589	1,567,183
Non-controlling interests	(269,897)	(227,356)		(207,280)	(116,191)
Capital Deficiency	2,364,334	(1,115,916)		327,309	1,450,992
Non-Current Liabilities
Lease liabilities	333,604	738,245		663,011	194,362
Deferred tax liabilities	24,367	21,561
Total Non-Current Liabilities	357,971	759,806		663,011	194,362
Current Liability
Trade payables	415,995	321,350		470,553	175,599
Other payables and accruals	1,452,222	878,421		1,076,723	956,063
Amount due to associates	324,399	20,763		155,595
Amount due to directors	7,090,060	5,972,257		5,201,137	3,610,711
Hire purchase liabilities				3,098	7,260
Lease liabilities	445,627	223,630		145,435	305,946
Tax liabilities	134,802	73,326		42,236
Total Current Liabilities	9,863,105	7,489,747		7,094,777	5,055,579
Other payables and accrued expenses	10,221,076	8,249,553		7,757,788	5,249,941
Total Equity and Liability	12,585,410	7,133,637		8,085,097	6,700,933
Alps Global Holding Pubco [Member]
Current Asset
Cash on hand, representing total asset	1	1	1
Equity
Share capital	1	1	1
Accumulated losses	(27,536)	(18,503)	(4,303)
Capital Deficiency	(27,535)	(18,502)	(4,302)	$ (4,302)	$ 1
Current Liability
Other payables and accrued expenses	27,536	18,503	4,303
Total Equity and Liability	1	1	1
Related Party [Member]
CURRENT LIABILITIES
Promissory note – related party			4,445,458
Third Party [Member]
CURRENT LIABILITIES
Promissory note – related party	$ 720,000	$ 30,000